Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class
The carrying value and fair value of financial instruments by class as at March 31, 2023 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$127,898	$—	$—	$127,898	$127,898
Investment in fixed deposits	9,196	—	—	9,196	9,196
Investments in marketable securities and mutual funds	—	167,844	—	167,844	167,844
Trade receivables	113,107	—	—	113,107	113,107
Unbilled revenue (1)	99,192	—	—	99,192	99,192
Funds held for clients	9,411	—	—	9,411	9,411
Prepayments and other assets (2)	6,357	—	—	6,357	6,357
Other non-current assets (3)	15,920	—	—	15,920	15,920
Derivative assets	—	1,424	7,630	9,054	9,054

Total carrying value	$381,081	$169,268	$7,630	$557,979	$557,979

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$25,397	$—	$—	$25,397	$25,397
Long-term debt (4)	174,381	—	—	174,381	174,381
Other employee obligations (5)	100,148	—	—	100,148	100,148
Provisions and accrued expenses	41,761	—	—	41,761	41,761
Lease liabilities	198,982	—	—	198,982	198,982
Other liabilities (6)	6,347	42,256	—	48,603	48,603
Derivative liabilities	—	409	9,509	9,918	9,918

Total carrying value	$547,016	$42,665	$9,509	$599,190	$599,190

Notes:

(1)	Excluding non-financial assets $593.
(2)	Excluding non-financial assets $27,494.
(3)	Excluding non-financial assets $33,689.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $975.
(5)	Excluding non-financial liabilities $27,237.
(6)	Excluding non-financial liabilities $12,903.

The carrying value and fair value of financial instruments by class as at March 31, 2022 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$108,153	$—	$—	$108,153	$108,153
Investment in fixed deposits	41,827	—	—	41,827	41,827
Investments in marketable securities and mutual funds	—	263,013	—	263,013	263,013
Trade receivables	100,522	—	—	100,522	100,522
Unbilled revenue (1)	86,786	—	—	86,786	86,786
Funds held for clients	11,643	—	—	11,643	11,643
Prepayments and other assets (2)	6,283	—	—	6,283	6,283
Other non-current assets (3)	13,509	—	—	13,509	13,509
Derivative assets	—	556	13,044	13,600	13,600

Total carrying value	$368,723	$263,569	$13,044	$645,336	$645,336

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$27,829	$—	$—	$27,829	$27,829
Other employee obligations (4)	95,098	—	—	95,098	95,098
Provisions and accrued expenses	36,752	—	—	36,752	36,752
Lease liabilities	166,994	—	—	166,994	166,994
Other liabilities (5)	2,015	—	—	2,015	2,015
Derivative liabilities	—	2,295	4,578	6,873	6,873

Total carrying value	$328,688	$2,295	$4,578	$335,561	$335,561

Notes:

(1)	Excluding non-financial assets $246.
(2)	Excluding non-financial assets $ 22,539.
(3)	Excluding non-financial assets $ 30,766.
(4)	Excluding non-financial liabilities $ 26,908.
(5)	Excluding non-financial liabilities $ 9,414.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2023 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Total	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Total	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2022 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$13,600	$—	$13,600	$(646)	$—	$12,954

Total	$13,600	$—	$13,600	$(646)	$—	$12,954

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$6,873	$—	$6,873	$(646)	$—	$6,227

Total	$6,873	$—	$6,873	$(646)	$—	$6,227

Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis as at March 31, 2023 are as follows:

	Fair value measurement at reporting date using
Description	March 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$1,424	$—	$1,424	$—
Investments in marketable securities and mutual funds	167,844	167,509	335	—
Financial assets at FVOCI
Foreign exchange contracts	7,630	—	7,630	—

Total assets	$176,898	$167,509	$9,389	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$409	$—	$409	$—
Contingent consideration	42,256	—	—	42,256
Financial liabilities at FVOCI
Foreign exchange contracts	9,508	—	9,508	—

Total liabilities	$52,173	$—	$9,917	$42,256

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2022 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$556	$—	$556	$—
Investments in marketable securities and mutual funds	263,013	262,602	411	—
Financial assets at FVOCI
Foreign exchange contracts	13,044	—	13,044	—

Total assets	$276,613	$262,202	$14,011	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$2,295	$—	$2,295	$—
Financial liabilities at FVOCI
Foreign exchange contracts	4,578	—	4,578	—
Interest rate swaps	—	—	—	—

Total liabilities	$6,873	$—	$6,873	$—

Summary of Movement in Contingent Consideration
The movement in contingent consideration categorised under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2023	March 31, 2022
Balance at the beginning of the year	$—	$—
On acquisitions (Refer Note 4(a), 4(b), 4(d))	43,534
Payable upon achievement of target (Refer Note 4(b))	(2,168)	—
Finance expense recognized in the consolidated statement of income	706	—
Translation	184	—

Balance at the end of the year	$42,256	$—

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts
The following table presents the notional values of outstanding foreign exchange forward contracts and foreign exchange option contracts:

	As at
	March 31, 2023	March 31, 2022
Forward contracts (Sell)
In US dollars	$346,081	$316,651
In Pound Sterling	113,398	99,006
In Euro	30,125	21,811
In Australian dollars	25,123	27,290
Others	19,641	20,406

	$534,368	$485,164

Option contracts (Sell)
In US dollars	$239,747	$204,773
In Pound Sterling	101,737	88,899
In Euro	35,690	26,147
In Australian dollars	32,825	38,004

	$409,999	$357,823

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2023, 2022 and 2021 are as follows:

	Year ended March 31,
	2023	2022	2021
Revenue	$(2,185)	$3,451	$4,237
Foreign exchange gain/(loss), net	—	93	(222)
Finance expense	—	(217)	(460)
Income tax related to amounts reclassified into consolidated statement of income	(1,432)	(1,150)	425

Total	$(3,617)	$2,177	$3,980

Foreign Currency Risk from Non-derivative Financial Instruments
The foreign currency risk from
non-derivative
financial instruments as at March 31, 2023 is as follows:

	As at March 31, 2023
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$4,762	631	—	66	3,983	31	$9,473
Trade receivables	189,929	31,964	2,759	8,381	20,018	4,543	257,594
Unbilled revenue	7,774	5,260	—	—	7,517	685	21,236
Prepayments and other current assets	401	129	51	18	258	23	857
Other non-current assets	13	—	—	—	—	22	35
Trade payables	(46,179)	(50,094)	(6,099)	—	(25,217)	(713)	(128,302)
Provisions and accrued expenses	(6,919)	(955)	(458)	(8)	(828)	(68)	(9,236)
Pension and other employee obligations	(33)	(742)	—	—	(1)	(396)	(1,172)
Lease liabilities	—	—	—	—	(2,721)	(1)	(2722)
Other liabilities	(15,188)	(14)	—	—	(2,518)	(29)	(17,726)
Non-current liabilities	(23,457)	—	—	—	(4,786)	—	(28,243)

Net assets/ (liabilities)	$111,103	(13,821)	(3,747)	8,457	(4,295)	4,097	$101,794

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2022 is as follows:

	As at March 31, 2022
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$3,412	1,813	—	54	899	196	$6,374
Investment	600	—	—	—	—	—	600
Trade receivables	127,640	22,934	1,363	7,366	11,631	3,064	173,998
Unbilled revenue	7,105	4,460	—	—	4,304	537	16,406
Prepayments and other current assets	205	66	55	2	246	—	574
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(33,849)	(74,701)	(5,576)	(103)	(20,627)	(467)	(135,323)
Provisions and accrued expenses	(4,493)	(1,084)	(56)	—	(446)	(71)	(6,150)
Pension and other employee obligations	—	(794)	—	—	(1)	(441)	(1,236)
Lease liabilities	—	—	—	—	(4,736)	(27)	(4,763)
Other liabilities	—	(14)	—	—	(2)	—	(16)

Net assets/ (liabilities)	$100,623	(47,320)	(4,214)	7,319	(8,732)	2,807	$50,483

Percentage of Revenue Generated from Top Customer and Top Five Customers
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year ended March 31,
	2023	2022	2021
Revenue from top customer	6.5%	7.3%	8.1%
Revenue from top five customers	23.8%	27.1%	26.8%

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2023
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$25,397	$—	$—	$25,397
Long-term debt (includes current portion) (1)	36,476	36,476	101,429	174,381
Provisions and accrued expenses	41,761	—	—	41,761
Other liabilities	27,837	325	20,441	48,603
Other employee obligations	100,148	—	—	100,148
Derivative financial instruments	7,505	2,413	—	9,918

Total (2) (3)	$239,124	$39,214	$121,870	$400,208

Notes:

(1)	Before netting off debt issuance cost of $975
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2022
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$27,829	$—	$—	$27,829
Provisions and accrued expenses	36,752	—	—	36,752
Other liabilities	2,015	—	—	2,015
Other employee obligations	95,098	—	—	95,098
Derivative financial instruments	6,042	831	—	6,873

Total (1) (2)	$167,736	$831	$—	$168,567

Notes:

(1)	For contractual maturities of lease liabilities refer note 12.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2023	March 31, 2022
Cash and cash equivalents	$127,898	$108,153
Investments	177,040	304,840
Long-term debt (includes current portion) (1)	(174,381)	—

Net cash position	$130,557	$412,993

Note:

(1)	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.